Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of significant components of deferred tax assets and liabilities
	December 31
	2021	2020
Deferred tax assets:
Carryforward tax losses	$10,540	$10,391
Research and development	3,227	2,862
Accrued social benefits and other	505	567
	14,272	13,820
Less - valuation allowance	(14,272)	(13,820)
Net deferred tax assets	$-	$-

Schedule of components of income (loss) before income taxes
	Year ended December 31,
	2021	2020	2019

Domestic	$(6,030)	$(4,271)	$(7,107)
Foreign	891	499	444

Loss before income taxes	$(5,139)	$(3,772)	$(6,663)

Schedule of reconciliation of theoretical tax benefit and actual tax expense
	Year ended December 31,
	2021	2020	2019

Loss before income taxes, as reported in the statements of operations	$(5,139)	$(3,772)	$(6,663)

Statutory tax rate in Israel	23%	23%	23%

Theoretical tax benefit	$(1,182)	$(868)	$(1,532)

Increase (decrease) in income taxes resulting from:
Tax rate differential on foreign subsidiaries	(31)	(50)	12
Non-deductible expenses and other permanent differences	631	393	473
Differences in taxes arising from foreign currency exchange, net	69	257	42
Changes in carry forward tax losses and other temporary differences for which valuation allowance was provided	481	310	910
Other	156	178	264

Income taxes	$124	$220	$169